SUMMARY OF ASSETS AND LIABILITIES THAT ARE MEASURED AND RECOGNIZED AT FAIR VALUE (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities		$ (11,904,070)	$ (21,713,986)
Coroware, Inc. and Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities	$ (12,475,165)	(11,904,070)
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 1 [Member] | Coroware, Inc. and Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities		(11,904,070)	(21,713,986)
Fair Value, Inputs, Level 2 [Member] | Coroware, Inc. and Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities	(12,475,165)	(11,904,070)
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 3 [Member] | Coroware, Inc. and Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities